STOCKHOLDERS' EQUITY - Summary of Nonvested Performance Stock Unit Activity (Detail) - Performance Shares shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
PSUs shares
Nonvested Units at beginning of year (in shares) | shares	930
Granted (in shares) | shares	420
Vested (in shares) | shares	(568)
Forfeited (in shares) | shares	(22)
Nonvested Units at end of year (in shares) | shares	760
PSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year (in dollars per share) | $ / shares	$ 75.50
Weighted-average grant date fair value Granted (in dollars per share) | $ / shares	82.98
Weighted-average grant date fair value Vested (in dollars per share) | $ / shares	65.53
Weighted-average grant date fair value Forfeited (in dollars per share) | $ / shares	87.73
Weighted-average grant date fair value Nonvested Units at end of year (in dollars per share) | $ / shares	$ 86.69